Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2021	Dec. 20, 2019	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Preferred stock, shares authorized (in shares)			100,000,000	100,000,000		100,000,000
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01		$ 0.01
Issuance of Common Stock grants (in shares)			745,241	1,871,932
Preferred Stock, Dividend Rate, Percentage				12.50%		12.50%
Payments for Repurchase of Redeemable Preferred Stock				$ 125,000	$ 0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)			125	0		125
Series A Preferred Stock [Member]
Issuance of Common Stock grants (in shares)		125
Preferred Stock, Dividend Rate, Percentage		12.50%
Proceeds from Issuance of Redeemable Preferred Stock, Net		$ 60,600
Preferred Stock, Redemption Price Per Share (in dollars per share)	$ 1,000	$ 1,000
Stock Redeemed or Called During Period, Shares (in shares)	125
Payments for Repurchase of Redeemable Preferred Stock	$ 137,416
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0